INVENTORIES (Tables)	9 Months Ended
Sep. 30, 2026
Notes and other explanatory information [abstract]
SCHEDULE OF INVENTORIES
	September 30,	December 31,
	2026	2025

Raw materials	$124	$117
Smart cart parts	2,861	2,528
Inventory in transit	35	636
Finished goods	3,904	610
	$6,924	$3,891